Prospectus Supplement                                           217939 09/04

dated September 2, 2004 to:
-----------------------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY FUND
Prospectuses dated October 30, 2003, as supplemented

Effective August 31, 2004, the seventh paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the teams management of the funds portfolio. Their experience as investment professionals over at least the last five years is shown.

-----------------------------------------------------------------------------
Portfolio leaders       Since       Experience
-----------------------------------------------------------------------------
Joshua L. Byrne         2003        1992 - Present        Putnam Management
-----------------------------------------------------------------------------
Simon Davis             2003        2000 - Present        Putnam Management
                                    Prior to Sept. 2000   Deutsche Asset
                                                          Management
-----------------------------------------------------------------------------
Portfolio members       Since       Experience
-----------------------------------------------------------------------------
Stephen S. Oler         2000        1997 - Present        Putnam Management
-----------------------------------------------------------------------------
Mark D. Pollard         2004        2004 - Present        Putnam Management
                                    Prior to Aug. 2004    Jura Capital LLP
                                    Prior to Oct. 2002    Lazard Asset
                                                          Management
                                    Prior to June 2000    Putnam Management
-----------------------------------------------------------------------------
George W. Stairs        2002        1994 - Present        Putnam Management
-----------------------------------------------------------------------------